Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Within one year	$ 17	$ 16
In the second to fifth year, inclusive	63	70
Over fifth year	116	130
Lease liabilities, Total	$ 196	$ 216